LVIP MFS International Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.47%
Australia–1.24%
Aristocrat Leisure Ltd.	361,663	$9,498,900
Lottery Corp. Ltd.	866,037	2,628,183
WiseTech Global Ltd.	88,602	3,705,681
		15,832,764
Brazil–0.13%
Hypera SA	223,487	1,656,628
		1,656,628
Canada–7.00%
Agnico Eagle Mines Ltd.	372,322	16,918,619
Canadian Pacific Kansas City Ltd.	181,751	13,509,723
Element Fleet Management Corp.	1,253,918	17,992,904
Franco-Nevada Corp.	140,933	18,814,932
RB Global, Inc.	349,449	21,878,993
		89,115,171
China–1.34%
†Alibaba Group Holding Ltd.	281,200	3,073,793
Kingsoft Corp. Ltd.	409,400	1,484,744
Ping An Insurance Group Co. of China Ltd. Class H	483,000	2,766,274
Tencent Holdings Ltd.	136,400	5,333,412
Yum China Holdings, Inc.	78,024	4,363,323
		17,021,546
France–17.52%
Air Liquide SA	174,273	29,450,543
Capgemini SE	102,197	17,914,323
Dassault Systemes SE	268,447	10,017,272
EssilorLuxottica SA	155,721	27,191,289
Kering SA	29,078	13,277,780
LVMH Moet Hennessy Louis Vuitton SE	63,575	48,152,593
Pernod Ricard SA	137,213	22,899,056
Schneider Electric SE	293,420	48,698,072
Sodexo SA	53,235	5,488,690
		223,089,618
Germany–10.93%
Bayer AG	334,585	16,077,484
Deutsche Boerse AG	110,919	19,196,955
GEA Group AG	423,011	15,635,106
Merck KGaA	80,685	13,490,863
SAP SE	478,411	62,122,365
Symrise AG	132,858	12,686,720
		139,209,493
Hong Kong–3.44%
AIA Group Ltd.	5,164,400	42,108,166
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
China Resources Gas Group Ltd.	581,700	$1,704,776
		43,812,942
India–1.21%
HDFC Bank Ltd. ADR	137,532	8,115,763
ITC Ltd.	7,521	40,249
Reliance Industries Ltd.	154,588	4,365,407
UPL Ltd.	395,445	2,934,602
		15,456,021
Ireland–1.78%
†Flutter Entertainment PLC	104,449	17,063,978
Kingspan Group PLC	75,011	5,627,510
		22,691,488
Israel–0.45%
†Nice Ltd. Sponsored ADR	33,798	5,745,660
		5,745,660
Japan–11.20%
Chugai Pharmaceutical Co. Ltd.	268,900	8,320,353
Hitachi Ltd.	964,600	59,867,940
Koito Manufacturing Co. Ltd.	364,100	5,497,803
Kose Corp.	34,200	2,484,214
Mitsubishi Heavy Industries Ltd.	101,500	5,668,623
Nitto Denko Corp.	194,100	12,739,111
Nomura Research Institute Ltd.	349,800	9,112,496
Oracle Corp.	112,100	8,326,486
Resonac Holdings Corp.	437,600	7,335,305
Sugi Holdings Co. Ltd.	125,600	4,993,239
Terumo Corp.	402,500	10,673,899
Z Holdings Corp.	2,732,300	7,596,833
		142,616,302
Luxembourg–0.33%
Tenaris SA	261,995	4,150,759
		4,150,759
Macau–0.27%
†Sands China Ltd.	1,137,600	3,486,474
		3,486,474
Mexico–0.40%
Grupo Financiero Banorte SAB de CV Class O	604,695	5,068,300
		5,068,300
Netherlands–5.45%
Akzo Nobel NV	175,578	12,711,933
ASML Holding NV	20,848	12,323,430
LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Heineken NV	281,869	$24,871,583
†Prosus NV	206,445	6,093,931
†QIAGEN NV	332,459	13,451,611
		69,452,488
Peru–0.34%
Credicorp Ltd.	34,170	4,372,735
		4,372,735
Republic of Korea–0.83%
Amorepacific Corp.	39,461	3,565,764
NAVER Corp.	21,817	3,261,962
SK Hynix, Inc.	43,783	3,706,872
		10,534,598
Singapore–2.27%
DBS Group Holdings Ltd.	996,400	24,520,041
Singapore Technologies Engineering Ltd.	1,534,200	4,388,238
		28,908,279
Spain–2.18%
Amadeus IT Group SA	458,448	27,763,283
		27,763,283
Sweden–1.80%
Assa Abloy AB Class B	1,053,831	22,975,735
		22,975,735
Switzerland–13.21%
Alcon, Inc.	63,877	4,950,494
Nestle SA	512,158	58,044,760
Novartis AG	272,298	27,924,415
Roche Holding AG	200,829	54,949,061
Sika AG	47,580	12,116,565
Sonova Holding AG	43,235	10,282,689
		168,267,984
Taiwan–1.63%
Delta Electronics, Inc.	517,000	5,207,182
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	179,363	$15,586,645
		20,793,827
Thailand–0.28%
Advanced Info Service PCL	223,000	1,396,333
Kasikornbank PCL	607,700	2,102,855
		3,499,188
United Kingdom–9.63%
Burberry Group PLC	387,796	9,030,065
Diageo PLC	666,482	24,671,719
Experian PLC	504,402	16,560,975
Haleon PLC	1,646,946	6,849,172
London Stock Exchange Group PLC	123,203	12,377,346
†Ocado Group PLC	178,833	1,310,038
Reckitt Benckiser Group PLC	414,469	29,299,887
†Rolls-Royce Holdings PLC	8,352,090	22,510,559
		122,609,761
United States–3.61%
Linde PLC	123,469	45,973,682
		45,973,682
Total Common Stock (Cost $926,235,539)		1,254,104,726

MONEY MARKET FUND–1.08%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.29%)	13,788,992	13,788,992
Total Money Market Fund (Cost $13,788,992)		13,788,992

TOTAL INVESTMENTS–99.55% (Cost $940,024,531)	1,267,893,718
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.45%	5,676,886
NET ASSETS APPLICABLE TO 72,608,752 SHARES OUTSTANDING–100.00%	$1,273,570,604

ΔSecurities have been classified by country of origin.
†Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$15,832,764	$—	$—	$15,832,764
Brazil	1,656,628	—	—	1,656,628
Canada	89,115,171	—	—	89,115,171
China	17,021,546	—	—	17,021,546
France	223,089,618	—	—	223,089,618
Germany	139,209,493	—	—	139,209,493
Hong Kong	43,812,942	—	—	43,812,942
India	15,456,021	—	—	15,456,021
Ireland	22,691,488	—	—	22,691,488
Israel	5,745,660	—	—	5,745,660
Japan	142,616,302	—	—	142,616,302
Luxembourg	4,150,759	—	—	4,150,759
Macau	3,486,474	—	—	3,486,474
Mexico	5,068,300	—	—	5,068,300
Netherlands	69,452,488	—	—	69,452,488
Peru	4,372,735	—	—	4,372,735
Republic of Korea	—	10,534,598	—	10,534,598
Singapore	28,908,279	—	—	28,908,279
Spain	27,763,283	—	—	27,763,283
Sweden	22,975,735	—	—	22,975,735
Switzerland	168,267,984	—	—	168,267,984
Taiwan	15,586,645	5,207,182	—	20,793,827
Thailand	3,499,188	—	—	3,499,188
United Kingdom	122,609,761	—	—	122,609,761
United States	45,973,682	—	—	45,973,682
Money Market Fund	13,788,992	—	—	13,788,992
Total Investments	$1,252,151,938	$15,741,780	$—	$1,267,893,718
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP MFS International Growth Fund–4